Interest bearing debt (Tables)	9 Months Ended
Sep. 30, 2019
Interest bearing debt (Tables) [Abstract]
Scheduled debt repayments and margin above Libor
Scheduled debt repayments (USD thousands) and margin above Libor

	Margin	Q4
$ in thousands	above Libor	2019	2020	2021	Thereafter	Total
ABN Amro Credit Facility	2.40%	8,344	33,378	33,378	369,505	444,605
Credit Agricole Credit Facility	2.19%	1,649	6,597	6,597	42,925	57,769
Danish Ship Finance Credit Facility	2.25%	1,300	39,000			40,300
Nordea Credit Facility*	2.40%	5,400	29,100	31,600	196,183	262,283
ABN Amro Revolving Credit Facility**	2.50%
Convertible Senior Notes		32,860		125,000		157,860
Total		49,554	108,075	196,575	608,613	962,817
Unamortized upfront fees bank loans						(7,352)
Difference amortized cost/notional amount convertible note						(9,615)
Total interest bearing debt						945,851